Debt Securities Held-to-maturity - HTM debt securities in a continuous unrealized loss position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	$ 17,544	$ 27,471
Less than 12 months Gross Unrealized Losses	291	1,165
12 months or more Fair Value	12,673	13,307
12 months or more Gross Unrealized Losses	1,647	1,703
Total Fair Value	30,217	40,778
Total Gross Unrealized Losses	1,938	2,868
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	17,544	27,471
Less than 12 months Gross Unrealized Losses	291	1,165
12 months or more Fair Value	12,673	13,307
12 months or more Gross Unrealized Losses	1,647	1,703
Total Fair Value	30,217	40,778
Total Gross Unrealized Losses	$ 1,938	$ 2,868